Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2016
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Central Index Key	dei_EntityCentralIndexKey	0000880366
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 30, 2017
Document Effective Date	dei_DocumentEffectiveDate	Nov. 30, 2017
Prospectus Date	rr_ProspectusDate	Mar. 31, 2017